Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income - ScoutCam Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest in Other Entities (Details) - Schedule of summarized statement of comprehensive income [Line Items]
Revenue	$ 491	$ 309
Loss for the period	(4,667)	(11,927)
Net loss attributable to the NCI
Cash flow used in operating activities	(4,187)	(1,799)
Cash flow used in investing activities	(276)	(55)
Cash flow from financing activities	4,506	5,104
Net increase in cash and cash equivalents	$ 43	$ 3,250